Sales - Reconciliation of deferred revenue related to customer contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Deferred revenue related to customer contracts at beginning of period	€ 2,093	€ 2,002	€ 2,021
Business related variations	(73)	(20)	(18)
Changes in the scope of consolidation		101	7
Translation adjustment	(31)	13	2
Reclassifications and other items	(6)	(3)	(10)
Deferred revenue related to customer contracts at end of period	€ 1,984	€ 2,093	€ 2,002